Leases - The Company as Lessee - Schedule of operating leases (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Non current assets	$ 0	$ 473,132
Liabilities		473,132
Chartered-in contract greater than 12 months [Member]
Lessee, Lease, Description [Line Items]
Non current assets		386,388
Liabilities		386,388
Office leases [Member]
Lessee, Lease, Description [Line Items]
Non current assets		86,744
Liabilities		$ 86,744